SCHEDULE OF STOCK-BASED COMPENSATION EXPENSES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Selling and administrative	$ 220,000	$ 161,000	$ 694,000	$ 730,000	$ 127,000	$ 236,000
Research and development	20,000	45,000	40,000	101,000	852,000	1,335,000
Total stock-based compensation expense	$ 240,000	$ 206,000	$ 734,000	$ 831,000	$ 979,000	$ 1,571,000